Components of Income before Income Tax Expense for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Domestic	$ 3,111	$ (1,065)
Foreign	5,764	4,804
Total	$ 8,875	$ 3,739